Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Net [Member]
Concentration risk percentage	73.30%	56.90%
Customer [Member]
Concentration risk percentage	10.00%